Segments information - Sales by product (Details) - COP ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Sales by product
Total sales revenue	$ 63,929,546	$ 73,222,324
National sales
Sales by product
Sales by product	31,174,949	37,475,818
National sales | Mid-distillates
Sales by product
Sales by product	14,344,857	16,480,792
National sales | Gasolines
Sales by product
Sales by product	9,043,982	12,512,904
National sales | Gas Natural
Sales by product
Sales by product	1,971,259	2,271,821
National sales | Services
Sales by product
Sales by product	1,865,643	1,809,889
National sales | Electric power transmission services
Sales by product
Sales by product	1,522,356	1,350,548
National sales | Roads and construction services
Sales by product
Sales by product	160,635	176,879
National sales | Fuel gas service
Sales by product
Sales by product	514,013	491,706
National sales | Plastic and rubber
Sales by product
Sales by product	445,287	654,029
National sales | Asphalts
Sales by product
Sales by product	386,922	464,815
National sales | L.P.G. and propane
Sales by product
Sales by product	321,473	479,782
National sales | Crude oil
Sales by product
Sales by product	178	125,486
National sales | Polyethylene
Sales by product
Sales by product	150,642	158,669
National sales | Aromatics
Sales by product
Sales by product	131,702	157,009
National sales | Other products
Sales by product
Sales by product	316,000	341,489
Foreign sales
Sales by product
Sales by product	32,754,597	35,746,506
Foreign sales | Gasolines
Sales by product
Sales by product	149,590	193,394
Foreign sales | Electric power transmission services
Sales by product
Sales by product	2,621,770	3,061,980
Foreign sales | Roads and construction services
Sales by product
Sales by product	2,495,770	2,546,680
Foreign sales | Plastic and rubber
Sales by product
Sales by product	561,082	749,103
Foreign sales | L.P.G. and propane
Sales by product
Sales by product	170,872	149,225
Foreign sales | Crude oil
Sales by product
Sales by product	22,989,399	25,001,389
Foreign sales | Fuel oil
Sales by product
Sales by product	1,720,541	1,826,690
Foreign sales | Other products
Sales by product
Sales by product	1,167,161	945,194
Foreign sales | Diesel
Sales by product
Sales by product	969,035	1,946,402
Foreign sales | Cash flow hedging
Sales by product
Sales by product		(673,551)
Foreign sales | Cash flow hedging
Sales by product
Sales by product	(90,623)	(673,551)
Foreign sales | Construction services [Member]
Sales by product
Sales by product	2,495,770
Eliminations
Sales by product
Total sales revenue	(24,953,434)	(25,100,482)
Eliminations | National sales
Sales by product
Sales by product	(24,953,685)	(25,100,482)
Eliminations | National sales | Mid-distillates
Sales by product
Sales by product	(10,627)	(19,517)
Eliminations | National sales | Gasolines
Sales by product
Sales by product	(2,162,572)	(1,902,321)
Eliminations | National sales | Gas Natural
Sales by product
Sales by product	(561,674)	(625,850)
Eliminations | National sales | Services
Sales by product
Sales by product	(6,008,356)	(7,502,357)
Eliminations | National sales | Fuel gas service
Sales by product
Sales by product	(5,073)	(4,884)
Eliminations | National sales | L.P.G. and propane
Sales by product
Sales by product	(6,645)	(10,824)
Eliminations | National sales | Crude oil
Sales by product
Sales by product	(14,645,548)	(13,443,182)
Eliminations | National sales | Polyethylene
Sales by product
Sales by product	329
Eliminations | National sales | Other products
Sales by product
Sales by product	(1,553,519)	(1,591,547)
Eliminations | Foreign sales
Sales by product
Sales by product	251
Eliminations | Foreign sales | Fuel oil
Sales by product
Sales by product	170
Eliminations | Foreign sales | Other products
Sales by product
Sales by product	81
Exploration and Production | Operating segments
Sales by product
Total sales revenue	40,215,187	40,203,798
Exploration and Production | Operating segments | National sales
Sales by product
Sales by product	17,578,962	17,013,507
Exploration and Production | Operating segments | National sales | Gas Natural
Sales by product
Sales by product	2,532,933	2,897,671
Exploration and Production | Operating segments | National sales | Services
Sales by product
Sales by product	141,993	176,945
Exploration and Production | Operating segments | National sales | Asphalts
Sales by product
Sales by product	37,055	31,230
Exploration and Production | Operating segments | National sales | L.P.G. and propane
Sales by product
Sales by product	203,423	321,950
Exploration and Production | Operating segments | National sales | Crude oil
Sales by product
Sales by product	14,645,726	13,568,668
Exploration and Production | Operating segments | National sales | Other products
Sales by product
Sales by product	17,832	17,043
Exploration and Production | Operating segments | Foreign sales
Sales by product
Sales by product	22,636,225	23,190,291
Exploration and Production | Operating segments | Foreign sales | L.P.G. and propane
Sales by product
Sales by product	170,872	149,225
Exploration and Production | Operating segments | Foreign sales | Crude oil
Sales by product
Sales by product	22,508,667	23,654,132
Exploration and Production | Operating segments | Foreign sales | Other products
Sales by product
Sales by product	47,309	60,485
Exploration and Production | Operating segments | Foreign sales | Cash flow hedging
Sales by product
Sales by product		(673,551)
Exploration and Production | Operating segments | Foreign sales | Cash flow hedging
Sales by product
Sales by product	(90,623)
Refining and Petrochemicals | Operating segments
Sales by product
Total sales revenue	34,378,452	42,608,454
Refining and Petrochemicals | Operating segments | National sales
Sales by product
Sales by product	29,478,152	35,826,798
Refining and Petrochemicals | Operating segments | National sales | Mid-distillates
Sales by product
Sales by product	14,355,484	16,500,309
Refining and Petrochemicals | Operating segments | National sales | Gasolines
Sales by product
Sales by product	11,206,554	14,415,225
Refining and Petrochemicals | Operating segments | National sales | Services
Sales by product
Sales by product	343,477	926,733
Refining and Petrochemicals | Operating segments | National sales | Fuel gas service
Sales by product
Sales by product	519,086	496,590
Refining and Petrochemicals | Operating segments | National sales | Plastic and rubber
Sales by product
Sales by product	445,287	654,029
Refining and Petrochemicals | Operating segments | National sales | Asphalts
Sales by product
Sales by product	349,867	433,585
Refining and Petrochemicals | Operating segments | National sales | L.P.G. and propane
Sales by product
Sales by product	124,695	168,656
Refining and Petrochemicals | Operating segments | National sales | Polyethylene
Sales by product
Sales by product	150,313	158,669
Refining and Petrochemicals | Operating segments | National sales | Aromatics
Sales by product
Sales by product	131,702	157,009
Refining and Petrochemicals | Operating segments | National sales | Other products
Sales by product
Sales by product	1,851,687	1,915,993
Refining and Petrochemicals | Operating segments | Foreign sales
Sales by product
Sales by product	4,900,300	6,781,656
Refining and Petrochemicals | Operating segments | Foreign sales | Gasolines
Sales by product
Sales by product	149,590	193,394
Refining and Petrochemicals | Operating segments | Foreign sales | Plastic and rubber
Sales by product
Sales by product	561,082	749,103
Refining and Petrochemicals | Operating segments | Foreign sales | Crude oil
Sales by product
Sales by product	480,732	1,347,257
Refining and Petrochemicals | Operating segments | Foreign sales | Fuel oil
Sales by product
Sales by product	1,720,371	1,826,690
Refining and Petrochemicals | Operating segments | Foreign sales | Other products
Sales by product
Sales by product	1,019,490	718,810
Refining and Petrochemicals | Operating segments | Foreign sales | Diesel
Sales by product
Sales by product	969,035	1,946,402
Transportation and Logistics | Operating segments
Sales by product
Total sales revenue	7,193,854	8,052,098
Transportation and Logistics | Operating segments | National sales
Sales by product
Sales by product	7,193,854	8,052,098
Transportation and Logistics | Operating segments | National sales | Services
Sales by product
Sales by product	7,193,854	8,052,098
Concessions, electricity transport and roads | Operating segments
Sales by product
Total sales revenue	7,095,487	7,458,456
Concessions, electricity transport and roads | Operating segments | National sales
Sales by product
Sales by product	1,877,666	1,683,897
Concessions, electricity transport and roads | Operating segments | National sales | Services
Sales by product
Sales by product	194,675	156,470
Concessions, electricity transport and roads | Operating segments | National sales | Electric power transmission services
Sales by product
Sales by product	1,522,356	1,350,548
Concessions, electricity transport and roads | Operating segments | National sales | Roads and construction services
Sales by product
Sales by product	160,635	176,879
Concessions, electricity transport and roads | Operating segments | Foreign sales
Sales by product
Sales by product	5,217,821	5,774,559
Concessions, electricity transport and roads | Operating segments | Foreign sales | Electric power transmission services
Sales by product
Sales by product	2,621,770	3,061,980
Concessions, electricity transport and roads | Operating segments | Foreign sales | Roads and construction services
Sales by product
Sales by product		2,546,680
Concessions, electricity transport and roads | Operating segments | Foreign sales | Other products
Sales by product
Sales by product	(100,281)	$ 165,899
Concessions, electricity transport and roads | Operating segments | Foreign sales | Construction services [Member]
Sales by product
Sales by product	$ 2,495,770